Details to the consolidated statements of cash flows (Details 3) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement [line items]
Net cash flows	$ (84)	$ (59)	$ (123)	$ (880)
Acquisitions
Statement [line items]
Net assets recognized as a result of acquistions of businesses	0	(107)	0	(1,086)
Fair value of previously held equity interests		24		24
Contingent consideration payables, net		31	(26)	212
Payments (incl. prepayments), deferred consideration and other adjustments, net	(100)	12	(100)	(13)
Net cash flows	(100)	(40)	(126)	(863)
Divestments
Statement [line items]
Net cash flows	$ 16	(19)	$ 3	(17)
Non-current assets divested		113		118
Current assets divested		36		65
Cash and cash equivalents in subsidiary or businesses acquired or disposed		20		29
Deferred sale price and other adjustments		0		25
Other net cash inflows from divestments		1		3
Cash outflows due to derecognized cash and cash equivalents		20		20
Non-current and current liabilities divested		43		43
Net identifiable assets of divested business		$ 106		$ 140